UNPAID CLAIM AND CLAIM EXPENSES - NET LIABILITY (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Undiscounted Incurred Claims, net of reinsurance	$ 76.4	$ 40.7
Subtract Cumulative Paid Claims, net of reinsurance	(66.8)	(40.1)
Liability for unpaid claims and claims adjustment expense, net	30.5	20.8	$ 20.4
Reinsurance Recoverable on unpaid claims	19.9	16.3	10.9
Liability for unpaid claim and claim expense	50.4	37.1	$ 31.3
Long-Term Disability
Liability for Claims and Claims Adjustment Expense [Line Items]
Undiscounted Incurred Claims, net of reinsurance	27.2	17.6
Subtract Cumulative Paid Claims, net of reinsurance	(6.9)	(3.5)
Subtract Impact of Discounting, net of reinsurance	(2.7)	(1.8)
Liability for unpaid claims and claims adjustment expense, net	17.6	12.3
Reinsurance Recoverable on unpaid claims	18.2	14.2
Other short-duration contracts
Liability for Claims and Claims Adjustment Expense [Line Items]
Liability for unpaid claims and claims adjustment expense, net	12.9	8.5
Reinsurance Recoverable on unpaid claims	$ 1.7	$ 2.1